Annual Fund Operating Expenses - L Shares - JPMorgan Small Cap Growth Fund - Class L	Nov. 01, 2021
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.19%
Service Fees	0.10%
Remainder of Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.84%